Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment	$ 234	$ 234
Less: accumulated depreciation	(234)	(230)
Property and equipment, net		4
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment
Building and residential properties [Member]
Property, Plant and Equipment [Line Items]
Property and equipment
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	234	234
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment
Building and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment